Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Sep. 30, 2012
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	559,025
Exercise Price 11.00
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	337,525
Remaining contractual life in years	7 years
Exercise price per share	$ 11.00
Exercise Price 10.20
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	150,000
Remaining contractual life in years	8 years
Exercise price per share	$ 10.20
Exercise Price 9.00
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	54,500
Remaining contractual life in years	8 years
Exercise price per share	$ 9.00
Exercise Price 9.15
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	13,000
Remaining contractual life in years	9 years
Exercise price per share	$ 9.15
Exercise Price 9.72
Employee Benefit Plan [Line Items]
Number outstanding at September 30, 2012	4,000
Remaining contractual life in years	9 years
Exercise price per share	$ 9.72